ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
13.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts payable and other payables	8,514	17,263	2,771
Salary and wages	7,896	10,130	1,627
Accrued expenses	32	—	—

	16,442	27,393	4,398